Income tax expense - Valuation allowance (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Income tax expense
Balance as of January 1	¥ 3,613	¥ 16,145
Addition	4,938	12,532
Balance as of December 31	¥ 8,551	¥ 3,613